Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 3,877.5	$ 3,936.3	$ 3,777.1
Fiber cement
Disaggregation of Revenue [Line Items]
Total	3,467.5	3,531.2	3,395.4
Fiber gypsum
Disaggregation of Revenue [Line Items]
Total	410.0	405.1	381.7
North America Fiber Cement
Disaggregation of Revenue [Line Items]
Total	2,863.3	2,891.4	2,787.6
North America Fiber Cement | Fiber cement
Disaggregation of Revenue [Line Items]
Total	2,863.3	2,891.4	2,787.6
North America Fiber Cement | Fiber gypsum
Disaggregation of Revenue [Line Items]
Total	0.0	0.0	0.0
Asia Pacific Fiber Cement
Disaggregation of Revenue [Line Items]
Total	519.9	562.8	539.2
Asia Pacific Fiber Cement | Fiber cement
Disaggregation of Revenue [Line Items]
Total	519.9	562.8	539.2
Asia Pacific Fiber Cement | Fiber gypsum
Disaggregation of Revenue [Line Items]
Total	0.0	0.0	0.0
Europe Building Products
Disaggregation of Revenue [Line Items]
Total	494.3	482.1	450.3
Europe Building Products | Fiber cement
Disaggregation of Revenue [Line Items]
Total	84.3	77.0	68.6
Europe Building Products | Fiber gypsum
Disaggregation of Revenue [Line Items]
Total	$ 410.0	$ 405.1	$ 381.7